Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
Other Borrowings
(8)	Other Borrowings

Other borrowings consisted of securities sold under agreements to repurchase. The securities sold under the agreements to repurchase were delivered to the broker-dealer who arranged the transactions. Information concerning the securities sold under agreements to repurchase is summarized as follows (dollars in thousands):

	Year Ended December 31,
	2011	2010

Balance at year end	$0	$0
Average balance during the year	$0	$7,558
Average interest rate during the year	0%	4.24%
Maximum month-end balance during the year	$0	$41,800
Securities held to maturity pledged as collateral	$0	$0
Cash pledged as collateral	$0	$0

During the year ended December 31, 2010, the Company sold mortgage-backed securities and collateralized mortgage obligations with a carrying value of $29.6 million in order to downsize and deleverage its balance sheet in order to increase the Bank's regulatory capital ratios to comply with the Consent Order issued by the FDIC and OFR (see Note 14). The proceeds from the sale of securities were used to prepay approximately $41.8 million in reverse repurchase agreements secured by these securities. The Company realized a loss from prepayment penalties of approximately $3.0 million.